Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Company's Major Subsidiaries and VIEs and Its Major Subsidiaries
As of May 31, 2026, details of the Company’s major subsidiaries, the consolidated VIEs and the VIEs’ major subsidiaries and schools were as follows:

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Major subsidiaries of the Company:
Beijing Decision Software Technology Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational consulting and software development
Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development
Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational consulting
Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational consulting
Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational consulting
Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development
Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development
East Buy (Formerly known as “Koolearn Technology Holding Limited”)	February 7, 2018	Cayman Islands	55.61%	Investment holding
New Oriental Xuncheng Technology (HK) Limited (“Xuncheng Tech”)	March 2, 2018	Hong Kong	55.61%	Investment holding
Beijing Dexin Dongfang Network Technology Co., Ltd. (“Dexin Dongfang”)	March 21, 2018	PRC	55.61%	Software and technology services
VIEs of the Company:
New Oriental Education & Technology Group Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	Software and technology services
Major subsidiaries and schools of the VIEs:
Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language training and test preparation
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language training and test preparation
Guangzhou Haizhu District Privately-Funded New Oriental Training School	November 5, 2000	PRC	N/A	Language training and test preparation
Beijing New Oriental Dogwood Cultural Communications Co., Ltd. (“Dogwood”)	May 16, 2003	PRC	N/A	Educational material and content development and distribution
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Oversea study consulting service
Dongfang Optimization (Beijing) Technology Co., Ltd. (“Oriental Optimization”)	October 27, 2021	PRC	N/A	Private label products and livestreaming e-commerce
Oriental Selection (Beijing) Technology Co., Ltd. (“Oriental Selection”)	December 7, 2021	PRC	N/A	Private label products and livestreaming e-commerce
Beijing New Oriental Culture and Tourism Co., Ltd.	July 19, 2023	PRC	N/A	Tourism and camping education

Balances and Amounts of Company's WFOEs and VIEs
The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and the VIEs in the Group:

	As of May 31,
	2025	2026
	US$	US$
Total current assets	3,134,190	3,787,279
Total non-current assets	2,227,645	2,545,484
Total assets	5,361,835	6,332,763

Total current liabilities	3,198,784	3,695,843
Total non-current liabilities	543,506	572,147

Total liabilities	3,742,290	4,267,990

	For the years ended May 31,
	2024	2025	2026
	US$	US$	US$
Net revenues	4,280,056	4,888,374	5,643,957
Net income	606,139	674,182	848,869

The following are cashflows of the VIEs and VIEs’ subsidiaries for the years ended May 31, 2024, 2025 and 2026, after the elimination of intercompany transactions:

	For the years ended May 31,
	2024	2025	2026
	US$	US$	US$
Net cash provided by operating activities	1,310,909	1,041,249	1,192,498
Net cash used in investing activities	(1,234,725)	(546,190)	(520,147)
Net cash used in financing activities	(16,721)	(18,882)	(6,791)